FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTSThe Company's operations include the acquisition and exploration of mineral properties in the State of Nevada. The Company examines the various financial risks to which it is exposed and assesses the impact and likelihood of occurrence. These risks may include credit risk, liquidity risk, currency risk, interest rate risk and other risks. Where material, these risks are reviewed and monitored by the Board of Directors.Credit risk
Counterparty credit risk is the risk that the financial benefits of contracts with a specific counterparty will be lost if a counterparty defaults on its obligations under the contract. This includes any cash amounts owed to the Company by those counterparties, less any amounts owed to the counterparty by the Company where a legal right of offset exists and also includes the fair values of contracts with individual counterparties which are recorded in the Financial Statements.

(i)Trade credit risk

The Company closely monitors its financial assets and does not have any significant concentration of trade credit risk. The Company sells its products exclusively to large international financial institutions and other organizations with strong credit ratings. The historical level of customer defaults is negligible and, as a result, the credit risk associated with trade receivables is considered to be negligible. The trade receivable balance outstanding at December 31, 2022 and at December 31, 2021 was nil.

(ii)Cash

In order to manage credit and liquidity risk the Company invests only in highly rated investment grade instruments that have maturities of 90 days or less and which are liquid after 30 days or less into a known amount of cash. Limits are also established based on the type of investment, the counterparty and the credit rating. The credit risk on cash and cash equivalents is therefore negligible.
Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company manages liquidity risk through the management of its capital structure.

The following table summarizes the Company's contractual maturities and the timing of cash flows as at December 31, 2022. The amounts presented are based on the undiscounted contractual cash flows and may not agree with the carrying amounts on the Financial Statements.

	With 1 year	1-2 years	2-3 years	Thereafter	Total
Accounts payable and accrued liabilities	$17,233	$—	$—	$—	$17,233
Convertible loans	—	—	60,000	—	60,000
Gold Prepay Agreement	17,043	17,469	13,359	—	47,871
Silver Purchase Agreement	14,604	8,679	2,191	—	25,474
Deferred consideration	47,000	—	—	—	47,000
Reclamation and closure obligations	923	857	810	94,565	97,155
Total	$96,803	$27,005	$76,360	$94,565	$294,733
Market risk
(i)Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. As the Company holds excess cash in interest bearing bank accounts rather than investments, the interest rate risk is minimal.

(ii)Currency risk

Currency risk is the risk that the value of financial instruments will fluctuate due to changes in foreign exchange rates. Currency risk arises when future commercial transactions and recognized assets and liabilities are denominated in a currency that is not the Company’s functional currency. The Company’s management monitors the exchange rate fluctuations on a continuous basis and acts accordingly.
Fair valueDefinitions
IFRS 13 establishes a fair value hierarchy that prioritizes the input to valuation techniques used to measure fair value as follows:
Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
Valuation techniques used to determine fair values
The Company calculates fair values based on the following methods of valuation and assumptions:

a.Financial assets

Financial assets other than the Company's investment described below are carried at amortized cost. The fair value of cash and cash equivalents and receivables approximate their carrying value due to their short-term nature.

The Company's investment as further described in Note 6 of these Financial Statements was classified within level 2 of the fair value hierarchy and is fair valued using the common share price from the most recent subscription agreement at December 31, 2021, however during the year ended December 31, 2022, the investment listed on the TSX and therefore a quoted market price for this investment is available and is now classified within level 1 of the fair value hierarchy.

b.Financial liabilities

Financial liabilities not classified as fair value through profit or loss ("FVTPL") are carried at amortized cost. Accounts payable and accrued liabilities approximate their carrying value due to their short term nature.

The fair value of the loan payable to Premier approximates the carrying value as the interest rates are comparable to current market rates.

The share-based payment and warrant liabilities are classified within level 2 of the fair value hierarchy and are fair valued using a valuation model that incorporates such factors as the Company’s share price volatility, risk free rates and expiry dates including managements assumptions on forfeiture rates.

The Stream Agreement liability was classified within level 3 of the fair value hierarchy and was fair valued using the net present value of expected future cash flows based on management assumptions on silver deliveries under the stream and a discount rate that includes the risk premium that market participants require. This liability was extinguished as of December 31, 2021.

Deferred consideration related to Ruby Hill was recognized at fair value on acquisition and at December 31, 2022. This liability is classified within level 3 of the fair value hierarchy as it involves management's best estimate of whether or not the key activities as described in Note 1(b) of these Financial Statements required for each milestone payment will be achieved. Management has assumed that all milestones will be achieved and the early repayment option will be taken so the fair value of the deferred consideration is the $47 million discounted at 7.5%.

The Finance Package is classified within level 3 of the fair value hierarchy and is fair valued using credit spread calculated at inception and simulating out the expected movement in gold, silver and the Company’s share price while considering key assumptions like the discount rate that includes the risk premium that market participants require, the volatility in the Company’s share price and the discount for lack of marketability.

The Convertible Loans contain conversion and change of control rights that are separately measured at FVTPL each reporting period (level 3). The valuation of these options are dependent on the changes in the prices of the underlying assets and the probability that a change of control event would be expected to occur on December 13, 2023. The forced conversion rights were measured at fair value on inception but do not get revalued subsequently.
The Gold Prepay Agreement is recognized as a financial liability at amortized cost and it contains an embedded derivative in relation to the embedded gold price within the agreement that is measured at FVTPL each reporting period (level 3). The change in fair value is dependent on the movement in gold prices and the change in the risk free borrowing rate.

The Silver Purchase Agreement is recognized as a financial liability at amortized cost and it contains two embedded derivatives; one in relation to the embedded silver price within the agreement and the other in relation to the gold substitution option whereby i-80 Gold can choose to deliver gold instead of silver at a ratio of 75:1, both are measured at FVTPL each reporting period (level 3). On initial recognition and at December 31, 2022, the gold substitution option did not have any value. The change in fair value of the embedded derivative related to the silver price is dependent on the movement in silver prices and the change in the risk free borrowing rate.
Fair value measurements using significant unobservable inputs (level 3)
The following table presents the changes in level 3 items for the periods ended December 31, 2022 and December 31, 2021:

			Orion			Sprott	Trident
	Stream Agreement	Deferred consideration	Conversion and change of control rights	Silver Purchase Agreement - silver price derivative	Gold Prepay Agreement - gold price derivative	Conversion and change of control rights	A&R Offtake gold lookback option
Balance as at January 1, 2021	$—	$—	$—	$—	$—	$—	$—
Initial recognition	(853)	(41,895)	(13,599)	—	—	(2,733)	(577)
Principal repayment	11	—	—	—	—	—	—
Disposals	897	—	—	—	—	—	—
Fair value adjustments	(55)	(648)	(4,935)	—	—	(1,162)	(153)
Balance as at December 31, 2021	$—	$(42,543)	$(18,534)	$—	$—	$(3,895)	$(730)
Fair value adjustments	—	(3,262)	(8,495)	1,898	2,916	(1,404)	—
Balance as at December 31, 2022	$—	$(45,805)	$(27,029)	$1,898	$2,916	$(5,299)	$(730)
Valuation inputs and relationships to fair value
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Balance as at December 31, 2022	Unobservable input	Fair Value	Change in Fair Value
Assumption:			-10%	10%
Silver Purchase Agreement - silver price derivative	Change in forecast silver price	1,898	4,638	(4,638)
Gold Prepay Agreement - gold price derivative	Change in forecast gold price	2,916	4,208	(4,208)

The valuation of the Convertible Loans and related embedded derivatives were dependent on the changes in the prices of the underlying assets and the probability that a change of control event would be expected to occur on December 13, 2023.

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Balance as at December 31, 2022	Unobservable input	Fair Value	Change in Fair Value
Assumption:		25%	15%	35%
Orion - Conversion Option and Change of Control Option	Change of control probability	(27,029)	327	327
Sprott - Conversion Option and Change of Control Option	Change of control probability	(5,299)	(62)	62